AUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real estate income, net
Rental income	$ 1,083.2	$ 1,059.6	$ 1,009.0
Real estate property level expenses and taxes:
Operating expenses	228.6	221.2	218.1
Real estate taxes	178.9	166.7	158.7
Interest expense	113.9	89.7	85.8
Total real estate property level expenses and taxes	521.4	477.6	462.6
Real estate income, net	561.8	582.0	546.4
Income from real estate joint ventures and limited partnerships	204.7	214.1	161.8
Interest	120.4	54.1	26.4
Dividends	50.8	26.3	32.5
TOTAL INVESTMENT INCOME	937.7	876.5	767.1
Expenses
Investment management charges	62.1	72.0	72.6
Administrative charges	50.9	59.3	62.1
Distribution charges	28.0	25.7	27.7
Mortality and expense risk charges	1.3	1.2	1.2
Liquidity guarantee charges	50.5	47.0	38.4
TOTAL EXPENSES	192.8	205.2	202.0
INVESTMENT INCOME, NET	744.9	671.3	565.1
Net realized gain (loss) on investments
Real estate properties	242.7	42.0	(6.2)
Real estate joint ventures and limited partnerships	75.9	(21.9)	0.6
Marketable securities	12.8	17.6	25.6
Mortgage loans payable	(0.4)	0.0	0.0
Net realized gain on investments	331.0	37.7	20.0
Net change in unrealized appreciation (depreciation) on
Real estate properties	73.1	135.5	317.5
Real estate joint ventures and limited partnerships	55.5	146.8	236.9
Marketable securities	(103.0)	50.0	30.0
Loans receivable	0.3	1.2	0.3
Mortgage loans payable	79.8	15.9	15.1
Net change in unrealized appreciation on investments and mortgage loans payable	105.7	349.4	599.8
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	436.7	387.1	619.8
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,181.6	$ 1,058.4	$ 1,184.9